FAIR VALUE MEASUREMENTS - SUMMARY OF CHANGES IN THE FAIR VALUE OF THE COMPANYS LEVEL 3 FINANCIAL LIABILITY (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance	$ 259,881	$ 424,637	$ 291,963	$ 35,013	$ 41,680	$ 0
Issuance of warrants			314,835	3,680		52,665
Issuance of convertible notes	4,283,435	4,044,349	257,210	281,466		9,377
Reclassification of warrants to equity		(2,031)		(37,110)
Cancellation of warrants				(65,082)
Changes in fair value	(2,998,873)	(4,207,074)	(439,371)	73,996	(6,667)	(20,362)
Balance	1,544,443	259,881	424,637	291,963	35,013	41,680
Warrant Liabilitiy
Balance	232,988	283,931	4,416	35,013	36,705	0
Issuance of warrants			314,835	3,680		52,665
Issuance of convertible notes	0		0	0		0
Reclassification of warrants to equity		(2,031)		(37,110)
Cancellation of warrants				(65,082)
Changes in fair value	(232,988)	(48,912)	(35,320)	67,915	(1,692)	(15,960)
Balance	0	232,988	283,931	4,416	35,013	36,705
Derivative Financial Instruments, Liabilities [Member]
Balance	26,893	140,706	287,547	0	4,975	0
Issuance of warrants			0	0		0
Issuance of convertible notes	4,283,435	4,044,349	257,210	281,466		9,377
Reclassification of warrants to equity		0		0
Cancellation of warrants				0
Changes in fair value	(2,765,885)	(4,158,162)	(404,051)	6,081	(4,975)	(4,402)
Balance	$ 1,544,443	$ 26,893	$ 140,706	$ 287,547	$ 0	$ 4,975